LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Net issuance of long-term debt	$ 12,711,000,000		$ 550,000,000
Long-term debt net of transaction costs, beginning of year	18,688,000,000		18,201,000,000
Net issuance of long-term debt	12,711,000,000		550,000,000
Loss on foreign exchange	(1,271,000,000)		(50,000,000)
Deferred transaction costs incurred	(988,000,000)		(31,000,000)
Amortization of deferred transaction costs	51,000,000		18,000,000
Long-term debt net of transaction costs, end of year	31,733,000,000		18,688,000,000
Current portion of long-term debt	1,828,000,000		1,551,000,000
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	13,304,000,000		0
Repayment of long-term debt	1,544,000,000		1,450,000,000
Net issuance of long-term debt	11,760,000,000		(1,450,000,000)
Net issuance of long-term debt	11,760,000,000		(1,450,000,000)
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	4,250,000,000		0
Repayment of long-term debt	600,000,000		1,450,000,000
Senior Notes, US Portion | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 9,054,000,000		$ 0
Exchange rate on proceeds from non-current borrowings	1.284	1.284	0	0
Repayment of long-term debt	$ 944,000,000	$ 750
Exchange rate on repayments of non-current borrowings	1.259	1.259	0	0
Principal amount					$ 7,050		$ 0
Subordinated Notes Due 2081
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 0		$ 2,000,000,000
Subordinated Notes Due 2081 | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 951,000,000	$ 750	0	$ 0
Non-Current Borrowings, Exchange Rate On Subordinated Debt	1.268	1.268
Subordinated Notes Issued
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 951,000,000		$ 2,000,000,000
Unsecured Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 665,000,000
Interest rate						1.00%